Headcount (Tables)	12 Months Ended
Dec. 31, 2025
HEADCOUNT
Summary of number of employees

Country	12-31-2025	Average	12-31-2024	Average
Chile	1,772	1,832	1,951	1,985
Argentina (1)	20	20	20	21
Total	1,792	1,852	1,971	2,006
(1)	This item corresponds to the branch of Enel Generación Chile located in the province of Jujuy, Argentina.